John Hancock International Allocation Portfolio
Supplement dated 5-6-11 to the current Prospectus
The sections “Fund summary — Portfolio management” and “Fund details — Who’s who — Portfolio managers,” as applicable, are amended as follows:
Bruce Speca, a portfolio manager of the fund, is retiring May 6, 2011.
After Mr. Speca’s retirement, Messrs. Boyda, Medina, Orlich and Warlow will continue to serve as portfolio managers of the fund.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds III
Supplement dated 5-6-11 to the current Statement of Additional Information
John Hancock International Allocation Portfolio
Bruce Speca, a portfolio manager of the fund, is retiring May 6, 2011. All references to Mr. Speca are deleted.
After Mr. Speca’s retirement, Messrs. Boyda, Medina, Orlich and Warlow will continue to serve as portfolio managers of the fund.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.